Private Placement Warrants and Recurring Fair Value Measurements (Details) - Schedule of changes in the fair value of the private placement warrants liability $ in Thousands	5 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Changes In The Fair Value Of The Private Placement Warrants Liability Abstract
Private warrant liability at January 1, 2022	$ 114
Change in fair value of private warrant liability	(90)
Private warrant liability at June 30, 2022	$ 24